NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund”) invests substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) through its consolidated subsidiary, NB Crossroads Private Markets Fund V (Offshore), Advisory LP. The percentage of the Master Fund’s partners’ capital owned by the TE Advisory Fund at December 31, 2024 was 7.37%. The TE Advisory Fund has included the Master Fund’s schedule of investments as of December 31, 2024, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 28, 2025.

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (26.16%)
Advent International GPE IX Limited Partnership	Primary	10/2019-11/2024	North America	$9,271,453	$14,680,226
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	-	456
Green Equity Investors, VIII, L.P.	Primary	12/2020-02/2024	North America	10,257,642	14,564,998
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,252,371	1,932,801
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-12/2024	North America	5,986,751	9,711,585
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	4,399,205
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	5,397,302
KKR European Fund V (USD) SCSp	Primary	01/2020-07/2024	Europe	6,779,456	9,592,844
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	7,720,201
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	3,604,012	15,085,171
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,448,064	2,691,924
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,519,817	1,812,363
NB HUB Aggregator LP	Co-Investment	11/2018-12/2023	North America	957,034	2,119,154
PAI Strategic Partnerships SCSp	Secondary	12/2019-07/2023	Europe	4,731,629	9,553,679
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2023	North America	755,140	1,014,145
TPG Partners VIII, L.P.	Primary	12/2019-09/2024	North America	2,999,599	4,941,981
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	867,046
				60,951,912	106,085,081
Small and Mid-cap Buyout (51.65%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	2,290,121	3,417,990
Advent Global Technology Limited Partnership	Primary	03/2020-12/2024	North America	9,990,000	14,111,661
AEA Investors Fund VII, L.P.	Primary	10/2019-07/2024	North America	8,809,446	9,579,809
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-11/2024	North America	8,960,056	13,736,230
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	4,084,000
Arsenal Capital Partners Fund V LP	Primary	07/2019-10/2024	North America	9,714,664	13,120,715
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-06/2024	North America	2,632,264	1,188,284
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	546,715	80,715
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	-	29,662
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,105,225	8,438,701
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,301,944	1,575,528
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	-	6,591,546
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-09/2024	North America	8,055,684	20,944,022
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	-
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	-	883,370
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	1,433,734	3,973,305
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	3,941,609	8,382,485
Oak Hill Capital Partners V, L.P.	Primary	12/2020-09/2024	North America	8,039,011	12,886,613
Oakley Capital IV-B SCSP	Primary	05/2019-06/2024	Europe	5,091,870	8,143,485
Plaskolite PPC Investor LLC	Co-Investment	12/2018-10/2023	North America	1,528,611	969,555
Quadria Capital Fund II, L.P.	Primary	06/2019-04/2023	Asia	8,759,321	13,649,466
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,106,390	14,647,555
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	3,725,211
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	1,634,080	4,666,087
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-09/2024	North America	8,359,871	13,899,129
The Veritas Capital Fund VII, L.P.	Primary	09/2020-03/2023	North America	11,468,502	16,289,060
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,350,169	5,687,390
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019-11/2021	Europe	1,313,058	3,319,695
VB Target L.P. (F)	Co-Investment	01/2020	Asia	1,162,922	1,258,187
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	19,316	150,062
				124,501,165	209,429,518

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

December 31, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.59%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-09/2024	North America	10,123,056	18,950,693
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	201,414	22,783
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-10/2024	North America	78,304	453,631
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,396,939	3,236,939
				12,799,713	22,664,046
Venture Capital (12.14%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	4,505,333	8,063,422
GGV Capital VII L.P.	Primary	01/2019-12/2024	North America	3,581,546	4,093,171
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,128,054
GGV Discovery Fund II, L.P.	Primary	01/2019-08/2024	North America	2,561,000	4,145,567
Level Equity Growth Partners IV, L.P.	Primary	11/2018-12/2024	North America	5,561,162	12,075,982
Lightspeed China Partners IV, L.P.	Primary	10/2019-03/2024	Asia	2,102,778	2,670,532
Lightspeed China Partners Select I, L.P.	Primary	04/2019-12/2024	Asia	1,821,327	2,302,135
TA XIII-A, L.P.	Primary	12/2019-10/2024	North America	8,804,658	14,726,412
				29,893,304	49,205,275

Short Term Investments				Cost	Fair Value
Money Market Fund (5.22%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (G)				21,176,489	21,176,489
				21,176,489	21,176,489

Total Investments (cost $249,322,583) (100.76%)					408,560,409
Other Assets & Liabilities (Net) (-0.76%)					(3,093,228)
Partners' Capital - Net Assets (100.00%)					$405,467,181

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2024 aggregated $228,146,094. Total fair value of illiquid and restricted securities at December 31, 2024 was $387,383,920 or 95.54% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	The rate is 4.29%, the annualized seven-day yield as of December 31, 2024.

Valuation of Investments

NB Crossroads Private Markets Fund V Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the registrant (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

ASC 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$2,691,924	$103,393,157	$106,085,081
Small and Mid-cap Buyout	-	-	21,199,588	188,229,930	209,429,518
Special Situations	-	-	3,236,939	19,427,107	22,664,046
Venture Capital	-	-	-	49,205,275	49,205,275
Money Market Fund	21,176,489	-	-	-	21,176,489
Total	$21,176,489	$-	$27,128,451	$360,255,469	$408,560,409

Significant Unobservable Inputs

As of December 31, 2024, the Master Fund had investments valued at $408,560,409. The fair value of investments valued at $360,255,469 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2024:

			Unobservable Inputs
Investments	Fair Value 12/31/2024	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$2,691,924	Market Comparables	LTM EBITDA	16.0x	N/A

Small and Mid-cap Buyout	19,058,031	Market Comparables	LTM EBITDA	9.6x - 16.3x	12.1x

Small and Mid-cap Buyout	1,258,187	Market Comparables	LTM PF Adj. EBITDA	14.7x	N/A

Small and Mid-cap Buyout	883,370	Recent Transaction Value	N/A	N/A	N/A

Special Situations	3,236,939	Market Comparables	LTM Revenue	2.7x	N/A

Total	$27,128,451

1 Inputs weighted based on fair value of investments in range.

During the nine months ended December 31, 2024, purchases and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$8,570,821

During the nine months ended December 31, 2024, unrealized appreciation (depreciation) and realized gains from Level 3 investments were ($4,060,519) and $2,321,736, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the nine months ended December 31, 2024.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2024 is one to eight years, with the possibility of extensions by each of the Portfolio Funds.